UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             February 14, 2011

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $18,158


List of Other Included Managers:

      No.      Form 13F File Number        Name

      04       28-11381                    Rexford Holding Management LLC

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Alcon Inc                             Com          H01301102   3,775     23,100   Sh        Defined      04       23,100     0    0
Airgas Inc                            Com          009363102     862     13,800   Sh        Defined      04       13,800     0    0
Alberto Culver Co New                 Com          013078100   1,100     29,698   Sh        Defined      04       29,698     0    0
Apple Inc                             Com          037833100     516      1,600   Sh        Defined      04        1,600     0    0
Art Technolgy Group Inc               Com          04289L107     230     38,500   Sh        Defined      04       38,500     0    0
Baldor Electric Co                    Com          057741100     856     13,579   Sh        Defined      04       13,579     0    0
Bucyrus Intl Inc New                  Com          118759109   1,179     13,187   Sh        Defined      04       13,187     0    0
Comcast Corp New                    Cl A Spl       20030N200     116      5,579   Sh        Defined      04        5,579     0    0
Compellent Technologies Inc           Com          20452A108     235      8,500   Sh        Defined      04        8,500     0    0
Enzon Pharmaceuticals Inc             Note         293904AE8     287    215,000   Prn       Defined      04      215,000     0    0
Genzyme Corp                          Com          372917104   1,175     16,500   Sh        Defined      04       16,500     0    0
King Pharmaceuticals Inc              Com          495582108     724     51,500   Sh        Defined      04       51,500     0    0
Ladish Inc                            Com          505754200     250      5,150   Sh        Defined      04        5,150     0    0
Martek Biosciences Corp               Com          572901106     254      8,100   Sh        Defined      04        8,100     0    0
Mcafee Inc                            Com          579064106   3,579     77,296   Sh        Defined      04       77,296     0    0
Proshares Short QQQ                   Pshs         74347R602     652     18,807   Sh        Defined      04       18,807     0    0
Talecris Biotherapeutics Hld          Com          874227101   2,368    101,648   Sh        Defined      04      101,648     0    0